Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest, net	$ 66,683	$ 54,516	$ 37,083
Cash paid for income taxes, net	$ 82,235	$ 64,389	$ 55,991